Related Party Transactions	9 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
14 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended December 31, 2025 and 2024, the Company recognized revenue under the terms of the intellectual property license agreement (“IPLA”) with Arm China of $136.8 million and $232.9 million, respectively, and recognized expenses under a service share arrangement with Arm China of $14.5 million and $13.9 million, respectively. For the nine months ended December 31, 2025 and 2024, the Company recognized revenue under the terms of the IPLA with Arm China of $580.9 million and $503.2 million, respectively, and recognized expenses under a service share arrangement with Arm China of $43.0 million and $45.3 million, respectively. The Company leases certain assets to Arm China. For the three months ended December 31, 2025 and 2024, the Company recognized rental income from the assets leased to Arm China of $0.2 million and $0.2 million, respectively. For the nine months ended December 31, 2025 and 2024, the Company recognized rental income from the assets leased to Arm China of $0.7 million and $0.9 million, respectively.
As of December 31, 2025, the Company had a net receivable of $248.1 million ($258.1 million receivable less $10.0 million payable) from Arm China. As of March 31, 2025, the Company had a net receivable of $284.6 million ($294.5 million receivable less $9.9 million payable) from Arm China. As of December 31, 2025 and March 31, 2025, the Company had contract liabilities of $85.7 million and $104.2 million, respectively, relating to Arm China.
For the three months ended December 31, 2025 and 2024, the Company did not recognize any expected credit losses against earnings relating to Arm China. For the nine months ended December 31, 2025, the Company did not recognize any expected credit losses against earnings relating to Arm China. For the nine months ended December 31, 2024, the Company recognized $16.0 million for expected credit losses against earnings relating to Arm China. As of December 31, 2025 and March 31, 2025, the Company’s allowance for current expected credit losses related to Arm China was $16.0 million, which is reflected in accounts receivable, net on the Condensed Consolidated Balance Sheets.
See Note 5 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
During the fiscal year ended March 31, 2025 and the nine months ended December 31, 2025, the Company entered into related party transactions with an affiliate of SoftBank Group relating to licensing and service arrangements under the consulting agreement with SoftBank Group (the “Consulting Agreement”). Pursuant to statements of work entered into under the Consulting Agreement during the fiscal year ended March 31, 2025, as amended during the six months ended September 30, 2025, the Company may earn fees for services provided. For the three months ended December 31, 2025 and 2024, revenue from the licensing and servicing arrangements was $200.2 million and $51.1 million, respectively. For the nine months ended December 31, 2025 and 2024, revenue from the licensing and servicing arrangements was $504.2 million and $94.3 million, respectively. As of December 31, 2025, the Company had contract assets of $498.7 million and did not have any accounts receivable or contract liabilities from the affiliate of SoftBank Group. As of
March 31, 2025, the Company had contract assets of $145.5 million and did not have any accounts receivable or contract liabilities from the affiliate of SoftBank Group.
In November 2025, SoftBank Group acquired all of the outstanding equity interests of Ampere, in which the Company previously had an equity investment and over which the Company had significant influence. The Company continues to have revenue transactions with Ampere. For the three months ended December 31, 2025 and 2024, the Company recognized revenue of $1.3 million and $1.0 million, respectively, from Ampere. For the nine months ended December 31, 2025 and 2024, the Company recognized revenue of $2.7 million and $3.0 million, respectively, from Ampere. As of December 31, 2025, the Company had accounts receivable of $6.3 million, contract assets of $0.5 million, and contract liabilities of $5.2 million related to contracts with Ampere. As of March 31, 2025, the Company had accounts receivable of $0.7 million, contract assets of $6.3 million, and contract liabilities of $0.7 million related to contracts with Ampere. See Note 5 - Equity Investments, for further details on Ampere.
Other Equity Investments
The Company has investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership).
For the three months ended December 31, 2025 and 2024, the Company recognized aggregate distributions, including liquidation proceeds, dividends and returns of capital from certain equity investments of $54.8 million and $5.6 million, respectively. For the nine months ended December 31, 2025 and 2024, the Company recognized aggregate distributions, including liquidation proceeds, dividends and returns of capital from certain equity investments of $59.2 million and $6.9 million, respectively. See Note 5 - Equity Investments, for further details.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity in which the Company was a member with significant influence. The Company resigned as a member of Linaro and no longer has significant influence in Linaro effective December 1, 2025. Therefore, Linaro is no longer considered a related party. Linaro continues to be a service partner to the Company. For the three months ended December 31, 2025 and 2024, prior to resignation, the Company incurred subscription and other costs of $1.6 million and $2.4 million, respectively, from Linaro. For the nine months ended December 31, 2025 and 2024, prior to resignation, the Company incurred subscription and other costs of $6.1 million and $7.8 million, respectively, from Linaro. As of March 31, 2025, the Company had $0.7 million recorded in other current liabilities on the Condensed Consolidated Balance Sheets related to Linaro.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of December 31, 2025, the total unpaid purchase consideration remains in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets; however, Linaro is no longer considered a related party. As of March 31, 2025, the total unpaid purchase consideration was $2.4 million, which was recorded in prepaid expenses and other current assets and other non-current assets on the Condensed Consolidated Balance Sheets.
Loans to Related Parties
As of March 31, 2025, the Company had a loan receivable of $16.6 million from Arduino, previously a related party. In October 2025, the Company received $16.9 million for the full repayment of the loan receivable from Arduino in connection with Arduino’s acquisition by a third party. Therefore, as of December 31, 2025, the Company did not have a loan receivable with Arduino. During the nine months ended December 31, 2025, the Company recognized a reversal for the current expected credit loss reserve with respect to its loan receivable from Arduino by $16.8 million in selling, general, and administrative expenses in the Condensed Consolidated Income Statements. As of December 31, 2025 and March 31, 2025, the Company had a loan receivable of $3.2 million with Cerfe Labs, Inc, a related party. The loan receivable with Cerfe Labs was fully reserved for under current expected credit loss reserve for the periods presented. See Note 6 - Financial Instruments, for further information regarding these loans.
In December 2025, the Company received $39.3 million from the settlement of the convertible loan in Ampere. As of March 31, 2025, the outstanding balance of the convertible promissory note issued by Ampere, a related party, was $33.8 million. See Note 5 - Equity Investments, for further details on Ampere.
Tax Sharing Agreement with SoftBank Group
In April 2025, the Company entered into a Tax Sharing Agreement with SoftBank Group (the “Tax Sharing Agreement”). The Tax Sharing Agreement provides for the reimbursement to the Company for any SoftBank Group costs the Company incurs under the U.K. legislation implementing the OECD framework for Pillar Two minimum taxes. The Tax Sharing Agreement did not have a material impact on the Company’s financial statements for the three and nine months ended December 31, 2025.